Annual Fund Operating Expenses	Mar. 29, 2026
Rockefeller Climate Solutions Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.33%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
Rockefeller Climate Solutions Fund | Rockefeller Climate Solutions Fund - Class A Chares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.34%)
Net Expenses (as a percentage of Assets)	1.24%	[1]
Rockefeller US Small Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.34%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.30%	[2]
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.34%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.05%	[2]
Rockefeller US Small Cap Core Fund | Rockefeller US Small Cap Core Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Component1 Other Expenses	0.34%	[3]
Component2 Other Expenses	0.15%	[3]
Expenses (as a percentage of Assets)	1.34%	[3]
Fee Waiver or Reimbursement	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	1.20%	[2],[3]

[1]	Pursuant to an operating expense limitation agreement between Rockefeller & Co. LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”) do not exceed 0.99% of the Fund’s average daily net assets, through at least March 31, 2027 and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.99%. The operating expense limitation agreement may be terminated at any time only by, or with the consent of the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[2]	Pursuant to an operating expense limitation agreement between Rockefeller & Co. LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”) do not exceed 1.05% of the Fund’s average daily net assets through at least March 31, 2027 and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.05%. The operating expense limitation agreement may be terminated at any time only by, or with the consent of the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[3]	Class Y shares are not currently offered. “Other Expenses” for Class Y shares are estimated based on “Other Expenses” for Class A shares and Class I shares.